Other Balance Sheet Components - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Balance Sheet Components
Raw materials	$ 2,127	$ 158
Work in progress	451	721
Total inventory	$ 2,578	$ 879